Components of Consolidated Income Tax Provision (benefit) From Continuing Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense Benefit [Line Items]
Domestic	$ (88,529,365)	$ (280,248,240)	$ (41,270,723)
Foreign	(1,905,203)	(16,013,806)	(7,279,206)
Total	(90,434,568)	(296,262,046)	(48,549,929)
Federal			1,191,588
State
Foreign		(1,123,107)	(1,604,590)
Deferred income tax benefit		(1,123,107)	(413,002)
Income tax benefit		$ (1,123,107)	$ (413,002)